Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Accumulated other comprehensive income	$ 621	$ 487
Total net foreign currency translation adjustments	(16)	(8)
Total defined benefit pension adjustment	170	142
Total other comprehensive income/(loss), net	154	134
Accumulated other comprehensive income	$ 775	$ 621